Segment Reporting	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Segment Reporting
NOTE 4. SEGMENT REPORTING
Identification of reportable operating segments
Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who are identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Cancer Immunotherapy.

Operating segment information June 30, 2020	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	7,486,444	—	7,486,444
Other income
Research material sales	279,805	—	279,805
Grant income	5,973,034	—	5,973,034
Net gain on fair value movement of warrants	—	2,214,813	2,214,813
Net gain on foreign exchange	—	346,331	346,331
Interest income	—	199,541	199,541

Total revenue and other income	13,739,283	2,760,685	16,499,968

Segment Result	(16,228,880)	2,760,685	(13,468,195)

Profit/(loss) before income tax expense	(16,228,880)	2,760,685	(13,468,195)
Income tax benefit			(37)

Loss after income tax expense			(13,468,232)

Total segment assets	46,597,252	—	46,597,252
Total segment liabilities	13,297,907	—	13,297,907

*
Licensing revenue increased significantly from A$140K in FY 2019 to A$7.49 million in FY 2020, mainly attributed
to the GSK milestone payment of GBP 4 million (A$7.49 million) received in this fiscal year related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.

June 30, 2019	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	139,782	—	139,782
Other income
Research material sales	1,155,065	—	1,155,065
Grant income	4,342,364	—	4,342,364
Net gain on fair value movement of warrants	—	961,176	961,176
Net gain on foreign exchange	—	493,736	493,736
Interest income	—	397,281	397,281
Total revenue and other income	5,637,211	1,852,193	7,489,404

Segment Result	(20,196,177)	1,852,193	(18,343,984)

Profit/(loss) before income tax expense	(20,196,177)	1,852,193	(18,343,984)
Income tax benefit			—

Loss after income tax expense			(18,343,984)

Total segment assets	40,541,499	—	40,541,499
Total segment liabilities	16,153,783	—	16,153,783

June 30, 2018	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Research material sales	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186

Total revenue and other income	6,853,603	499,704	7,353,307

Segment Result	(13,054,065)	309,721	(12,744,344)

Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)

Income tax benefit			(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856